Trade and other payables - Development and sales milestones payable (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables
Maximum future milestones	$ 3,323	$ 4,139	$ 5,106	$ 5,534
BMS's share of Global Diabetes Alliance
Trade and other payables
Maximum future milestones	2,932	$ 3,300	$ 3,983
Maximum | Spirogen
Trade and other payables
Maximum future milestones	180
Maximum | Amplimmune
Trade and other payables
Maximum future milestones	150
Maximum | Pearl Therapeutics
Trade and other payables
Maximum future milestones	140
Maximum | Almirall
Trade and other payables
Maximum future milestones	$ 420